Financial instruments - Categories of financial instruments (Details) € in Millions, £ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents									€ 403.7	€ 219.2	€ 300.5	€ 329.5
Loans and receivables									106.3	94.7
Financial liabilities at amortised cost									(2,219.5)	(1,851.1)
Financial assets (liabilities) at fair value through profit or loss									3.3	2.5
Financial assets (liabilities) at fair value through other comprehensive income									(10.2)	(51.0)
Total									(1,716.4)	(1,585.7)
Contract liabilities									150.6	188.5
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents									0.0	0.0
Loans and receivables									0.0	0.0
Financial assets at fair value through profit or loss									3.8	3.2
Financial assets at fair value through other comprehensive income									35.0	17.5
Financial assets									38.8	20.7
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents									0.0	0.0
Loans and receivables									106.3	94.7
Financial assets at fair value through profit or loss									0.0	0.0
Financial assets at fair value through other comprehensive income									0.0	0.0
Financial assets									106.3	94.7
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents									403.7	219.2
Loans and receivables									0.0	0.0
Financial assets at fair value through profit or loss									0.0	0.0
Financial assets at fair value through other comprehensive income									0.0	0.0
Financial assets									403.7	219.2
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss									(0.5)	(0.7)
Financial liabilities at fair value through other comprehensive income									(45.2)	(68.5)
Financial liabilities at amortised cost									0.0	0.0
Financial liabilities									(45.7)	(69.2)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss									0.0	0.0
Financial liabilities at fair value through other comprehensive income									0.0	0.0
Financial liabilities at amortised cost									(440.2)	(441.6)
Financial liabilities									(440.2)	(441.6)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss									0.0	0.0
Financial liabilities at fair value through other comprehensive income									0.0	0.0
Financial liabilities at amortised cost									(1,779.3)	(1,409.5)
Financial liabilities									(1,779.3)	€ (1,409.5)
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Proceeds from non-current borrowings	$ 300.0	€ 257.7	$ 50.0	€ 43.0
Borrowings								$ 953.4	813.7
Principal payment					$ 9.6	€ 8.2
Swap contract [member] | Derivative financial instruments | Hedges of net investment in foreign operations [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount | £							£ 224.7
Swap contract [member] | Derivative financial instruments | Cash flow hedges [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash Payments For Futures Contracts, Forward Contracts, Option Contracts And Swap Contracts, Classified As Financing Activities | $					$ 953.4
Notional amount							£ 263.4		€ 547.9